UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

8/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par		Value ($)
Bonds – 100.4%
Aerospace – 0.5%
Bombardier, Inc., 6.3%, 2014 (n)		$220,000	$203,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		75,000	49,125
TransDigm Group, Inc., 7.75%, 2014		60,000	59,550
Vought Aircraft Industries, Inc., 8%, 2011		200,000	191,000

			$503,175

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$210,000	$162,736

Apparel Manufacturers – 0.1%
Broder Brothers Co., 11.25%, 2010		$85,000	$21,250
Hanesbrands, Inc., FRN, 4.592%, 2014		75,000	64,313
Levi Strauss & Co., 9.75%, 2015		45,000	46,013

			$131,576

Asset Backed & Securitized – 0.9%
Equity One ABS, Inc., FRN, 4.205%, 2034		$425,000	$367,341
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011		250,000	253,043
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034		307,101	182,270

			$802,654

Automotive – 1.0%
Accuride Corp., 8.5%, 2015 (d)		$55,000	$11,000
Allison Transmission, Inc., 11%, 2015 (n)		200,000	180,000
FCE Bank PLC, 7.125%, 2012	EUR	200,000	258,255
Ford Motor Credit Co. LLC, 9.75%, 2010		$105,000	106,016
Ford Motor Credit Co. LLC, 12%, 2015		110,000	114,516
Ford Motor Credit Co. LLC, 8%, 2016		160,000	140,183
Goodyear Tire & Rubber Co., 8.625%, 2011		36,000	36,360
Goodyear Tire & Rubber Co., 9%, 2015		88,000	89,320

			$935,650

Broadcasting – 1.7%
Allbritton Communications Co., 7.75%, 2012		$185,000	$158,175
CanWest MediaWorks LP, 9.25%, 2015 (d)(n)		105,000	11,550
CBS Corp., 6.625%, 2011		500,000	518,926
Clear Channel Communications, Inc., 10.75%, 2016		55,000	23,925
Intelsat Jackson Holdings Ltd., 9.5%, 2016		115,000	118,163
Lamar Media Corp., 6.625%, 2015		160,000	143,200
Lamar Media Corp., “C”, 6.625%, 2015		95,000	83,125
LBI Media, Inc., 8.5%, 2017 (z)		60,000	33,000
LIN TV Corp., 6.5%, 2013		170,000	137,700
Local TV Finance LLC, 9.25%, 2015 (p)(z)		168,000	41,720
Newport Television LLC, 13%, 2017 (n)(p)		180,000	33,450
News America, Inc., 6.9%, 2039 (z)		106,000	111,557
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		145,902	55,350
Nexstar Broadcasting Group, Inc., 7%, 2014		48,000	18,960
Univision Communications, Inc., 12%, 2014 (n)		50,000	52,500
Univision Communications, Inc., 9.75%, 2015 (n)(p)		135,000	79,785

			$1,621,086

Brokerage & Asset Managers – 0.2%
Janus Capital Group, Inc., 6.95%, 2017		$130,000	$120,482
Nuveen Investments, Inc., 10.5%, 2015 (n)		105,000	78,750

			$199,232

Building – 1.2%
Associated Materials, Inc., 11.25%, 2014		$130,000	$70,200
Building Materials Corp. of America, 7.75%, 2014		250,000	235,000
CRH PLC, 8.125%, 2018		550,000	591,420

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Building – continued
Nortek, Inc., 10%, 2013		$90,000	$83,700
Nortek, Inc., 8.5%, 2014		75,000	35,250
Ply Gem Industries, Inc., 11.75%, 2013		70,000	58,450
USG Corp., 9.75%, 2014 (n)		15,000	15,413

			$1,089,433

Business Services – 0.7%
First Data Corp., 9.875%, 2015		$220,000	$188,100
Iron Mountain, Inc., 6.625%, 2016		115,000	108,675
Iron Mountain, Inc., 8.375%, 2021		50,000	49,688
SunGard Data Systems, Inc., 9.125%, 2013		100,000	99,000
SunGard Data Systems, Inc., 10.25%, 2015		160,000	158,400

			$603,863

Cable TV – 1.9%
Cablevision Systems Corp., 8%, 2012		$110,000	$112,475
CCO Holdings LLC, 8.75%, 2013		260,000	262,600
Charter Communications, Inc., 10.375%, 2014 (n)		90,000	91,125
Charter Communications, Inc., 10.875%, 2014 (n)		45,000	48,825
CSC Holdings, Inc., 8.5%, 2014 (n)		40,000	40,600
DirectTV Holdings LLC, 7.625%, 2016		240,000	252,600
Mediacom LLC, 9.5%, 2013		70,000	70,000
Mediacom LLC, 9.125%, 2019 (z)		10,000	9,900
Time Warner Cable, Inc., 5.4%, 2012		330,000	352,009
Videotron LTEE, 6.875%, 2014		40,000	38,250
Virgin Media Finance PLC, 8.75%, 2014	EUR	165,000	242,457
Virgin Media Finance PLC, 9.125%, 2016		$130,000	131,625
Virgin Media Finance PLC, 9.5%, 2016		100,000	102,750

			$1,755,216

Chemicals – 1.2%
Dow Chemical Co., 8.55%, 2019		$540,000	$588,198
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	88,166
Innophos Holdings, Inc., 8.875%, 2014		$150,000	145,500
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		125,000	118,750
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		84,000	80,640
Momentive Performance Materials, Inc., 11.5%, 2016		101,000	47,470
Nalco Co., 7.75%, 2011		34,000	34,000

			$1,102,724

Computer Software - Systems – 0.4%
International Business Machines Corp., FRN, 1.081%, 2011		$410,000	$414,523

Conglomerates – 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		$540,000	$573,509

Construction – 0.1%
Lennar Corp., 12.25%, 2017 (n)		$50,000	$57,750

Consumer Products – 1.0%
ACCO Brands Corp., 7.625%, 2015		$50,000	$37,250
Fortune Brands, Inc., 5.125%, 2011		450,000	458,068
Hasbro, Inc., 6.125%, 2014		90,000	97,353
Jarden Corp., 7.5%, 2017		115,000	110,688
Whirlpool Corp., 8%, 2012		199,000	211,765

			$915,124

Consumer Services – 0.8%
Corrections Corp. of America, 6.25%, 2013		$90,000	$87,975
GEO Group, Inc., 8.25%, 2013		120,000	119,400
KAR Holdings, Inc., 10%, 2015		105,000	96,600

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
KAR Holdings, Inc., FRN, 4.483%, 2014	$65,000	$53,625
Service Corp. International, 7.375%, 2014	20,000	19,600
Service Corp. International, 7%, 2017	290,000	271,150
Ticketmaster Entertainment, Inc., 10.75%, 2016	70,000	67,200

		$715,550

Containers – 0.7%
Crown Americas LLC, 7.625%, 2013	$100,000	$99,500
Crown Americas LLC, 7.75%, 2015	195,000	193,050
Graham Packaging Holdings Co., 9.875%, 2014	170,000	169,150
Owens-Brockway Glass Container, Inc., 8.25%, 2013	170,000	171,700

		$633,400

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$162,730
L-3 Communications Corp., 5.875%, 2015	80,000	74,800
L-3 Communications Corp., 6.375%, 2015	130,000	122,525

		$360,055

Electronics – 0.7%
Flextronics International Ltd., 6.25%, 2014	$54,000	$49,680
Freescale Semiconductor, Inc., 8.875%, 2014	125,000	84,375
Spansion, Inc., 11.25%, 2016 (d)(n)	45,000	30,825
Tyco Electronics Ltd., 6%, 2012	500,000	517,303

		$682,183

Emerging Market Quasi-Sovereign – 2.8%
Gaz Capital S.A., 8.125%, 2014 (n)	$168,000	$173,250
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	179,000	193,544
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	103,000	99,266
Korea National Oil Corp., 5.375%, 2014 (n)	221,000	225,134
Mubadala Development Co., 7.625%, 2019 (n)	252,000	271,215
National Power Corp., 7.25%, 2019 (n)	140,000	144,200
National Power Corp., FRN, 4.656%, 2011	74,000	75,014
Pemex Project Funding Master Trust, 5.75%, 2018	183,000	177,510
Qtel International Finance Ltd., 7.875%, 2019 (n)	216,000	238,830
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (n)	250,000	258,699
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	272,163
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	251,000	262,342
TDIC Finance Ltd., 6.5%, 2014 (n)	171,000	179,629

		$2,570,796

Emerging Market Sovereign – 0.5%
Federative Republic of Brazil, 7.125%, 2037	$13,000	$14,365
Republic of Argentina, FRN, 0.943%, 2012	79,050	55,588
Republic of Indonesia, 6.875%, 2018 (n)	101,000	104,030
Republic of Indonesia, 6.875%, 2018	118,000	121,540
Republic of Poland, 6.375%, 2019	180,000	193,117

		$488,640

Energy - Independent – 3.5%
Anadarko Finance Co., 6.75%, 2011	$340,000	$360,766
Chaparral Energy, Inc., 8.875%, 2017	135,000	90,450
Chesapeake Energy Corp., 9.5%, 2015	140,000	142,800
Chesapeake Energy Corp., 6.375%, 2015	210,000	191,363
EnCana Corp., 6.5%, 2019	210,000	232,240
Forest Oil Corp., 8.5%, 2014 (n)	45,000	45,225
Forest Oil Corp., 7.25%, 2019	40,000	37,600
Hilcorp Energy I LP, 9%, 2016 (n)	175,000	167,125
Mariner Energy, Inc., 8%, 2017	190,000	168,150

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
McMoRan Exploration Co., 11.875%, 2014	$80,000	$77,400
Newfield Exploration Co., 6.625%, 2014	100,000	96,500
Newfield Exploration Co., 6.625%, 2016	45,000	42,975
OPTI Canada, Inc., 8.25%, 2014	135,000	87,750
Penn Virginia Corp., 10.375%, 2016	130,000	136,825
Petrohawk Energy Corp., 10.5%, 2014 (n)	50,000	53,500
Plains Exploration & Production Co., 7%, 2017	225,000	207,000
Questar Market Resources, Inc., 6.8%, 2020	233,000	238,257
Quicksilver Resources, Inc., 8.25%, 2015	90,000	84,600
Quicksilver Resources, Inc., 7.125%, 2016	155,000	128,650
Range Resources Corp., 8%, 2019	120,000	122,400
SandRidge Energy, Inc., 9.875%, 2016 (n)	30,000	30,000
SandRidge Energy, Inc., 8%, 2018 (n)	210,000	190,050
Talisman Energy, Inc., 7.75%, 2019	50,000	58,183
XTO Energy, Inc., 5.75%, 2013	264,000	284,806

		$3,274,615

Energy - Integrated – 2.4%
BP Capital Markets PLC, 5.25%, 2013	$350,000	$383,216
CCL Finance Ltd., 9.5%, 2014 (z)	226,000	232,780
ConocoPhillips, 5.75%, 2019	630,000	689,850
Hess Corp., 8.125%, 2019	120,000	141,995
Husky Energy, Inc., 7.25%, 2019	260,000	294,011
Petro-Canada, 6.05%, 2018	500,000	518,030

		$2,259,882

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016	$110,000	$113,850
AMC Entertainment, Inc., 8.75%, 2019	100,000	99,250

		$213,100

Financial Institutions – 1.8%
General Electric Capital Corp., 6%, 2019	$130,000	$130,985
General Electric Capital Corp., FRN, 0.613%, 2012	290,000	271,039
GMAC LLC, 6.875%, 2011 (n)	477,000	440,033
GMAC LLC, 7%, 2012 (n)	70,000	62,825
GMAC LLC, 6.75%, 2014 (n)	90,000	73,800
GMAC LLC, 8%, 2031 (n)	118,000	91,155
HSBC Finance Corp., 4.125%, 2009	429,000	431,435
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	210,000

		$1,711,272

Food & Beverages – 4.5%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$440,000	$515,192
ARAMARK Corp., 8.5%, 2015	300,000	291,000
B&G Foods, Inc., 8%, 2011	105,000	105,000
Brown-Forman Corp., 5.2%, 2012	530,000	569,893
Conagra Foods, Inc., 7.875%, 2010	292,000	310,469
Conagra Foods, Inc., 7%, 2019	20,000	23,356
Constellation Brands, Inc., 8.125%, 2012	95,000	95,000
Cott Beverages USA, Inc., 8%, 2011	95,000	93,694
Dean Foods Co., 7%, 2016	125,000	116,875
Del Monte Corp., 6.75%, 2015	110,000	106,700
Diageo Capital PLC, 7.375%, 2014	250,000	288,802
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	500,000	557,709
Kellogg Co., 6.6%, 2011	460,000	494,067
Kraft Foods, Inc., 6.75%, 2014	150,000	170,236
Kraft Foods, Inc., 6.125%, 2018	130,000	142,933

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
SABMiller PLC, 6.2%, 2011 (n)		$300,000	$319,613

			$4,200,539

Food & Drug Stores – 0.7%
CVS Caremark Corp., 4%, 2009		$320,000	$320,358
CVS Caremark Corp., 6.6%, 2019		20,000	22,646
CVS Caremark Corp., FRN, 0.967%, 2010		320,000	319,407

			$662,411

Forest & Paper Products – 0.5%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)		$135,000	$14,850
Georgia-Pacific Corp., 7.125%, 2017 (n)		95,000	91,200
Georgia-Pacific Corp., 8%, 2024		145,000	134,850
Graphic Packaging International Corp., 9.5%, 2013		60,000	60,150
Jefferson Smurfit Corp., 8.25%, 2012 (d)		70,000	43,925
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	67,656
Smurfit-Stone Container Corp., 8%, 2017 (d)		25,000	15,500

			$428,131

Gaming & Lodging – 1.6%
Boyd Gaming Corp., 6.75%, 2014		$110,000	$95,838
Circus & Eldorado Joint Venture, 10.125%, 2012		115,000	94,875
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	101,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		115,000	4,025
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		45,000	45,788
Harrah’s Operating Co., Inc., 10%, 2018 (n)		231,000	161,700
Harrah’s Operating Co., Inc., 10%, 2018 (n)		4,000	2,800
Host Hotels & Resorts, Inc., 7.125%, 2013		50,000	48,375
Host Hotels & Resorts, Inc., 6.75%, 2016		50,000	46,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)		25,000	25,500
Marriott International, Inc., 5.625%, 2013		230,000	230,050
MGM Mirage, 6.75%, 2013		65,000	49,400
MGM Mirage, 5.875%, 2014		55,000	39,600
MGM Mirage, 10.375%, 2014 (n)		15,000	15,788
MGM Mirage, 7.5%, 2016		105,000	75,075
MGM Mirage, 11.125%, 2017 (n)		45,000	48,713
Penn National Gaming, Inc., 8.75%, 2019 (z)		15,000	14,888
Pinnacle Entertainment, Inc., 7.5%, 2015		250,000	217,500
Royal Caribbean Cruises Ltd., 7%, 2013		80,000	71,000
Royal Caribbean Cruises Ltd., 11.875%, 2015		75,000	78,375
Station Casinos, Inc., 6%, 2012 (d)		85,000	26,881
Station Casinos, Inc., 6.875%, 2016 (d)		395,000	13,825
Station Casinos, Inc., 6.625%, 2018 (d)		290,000	10,150

			$1,518,146

Industrial – 1.5%
Baldor Electric Co., 8.625%, 2017		$90,000	$89,550
Cornell University, 4.35%, 2014		240,000	252,679
Johns Hopkins University, 5.25%, 2019		470,000	501,955
JohnsonDiversey, Inc., 9.625%, 2012	EUR	50,000	68,096
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$120,000	121,800
Princeton University, 4.95%, 2019		310,000	326,064

			$1,360,144

Insurance – 1.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$450,000	$249,750
Metropolitan Life Global Funding, 5.125%, 2014 (n)		180,000	187,575
Principal Financial Group, Inc., 8.875%, 2019		250,000	286,233

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance – continued
Prudential Financial, Inc., 6.2%, 2015		$250,000	$261,889

			$985,447

Insurance - Property & Casualty – 0.4%
ACE INA Holdings, Inc., 5.9%, 2019		$100,000	$107,711
Allstate Corp., 7.45%, 2019		140,000	161,748
USI Holdings Corp., 9.75%, 2015 (z)		175,000	142,844

			$412,303

International Market Quasi-Sovereign – 3.5%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$247,733
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	203,869
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	513,840
ING Bank N.V., 3.9%, 2014 (n)		530,000	544,213
LeasePlan Corp. N.V., 3%, 2012 (n)		180,000	184,071
Royal Bank of Scotland PLC, FRN, 1.158%, 2012 (n)		577,000	580,951
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		577,000	587,867
Westpac Banking Corp., 3.25%, 2011 (n)		200,000	206,782
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	220,784

			$3,290,110

International Market Sovereign – 15.2%
Federal Republic of Germany, 5.25%, 2010	EUR	406,000	$604,153
Federal Republic of Germany, 3.75%, 2015	EUR	528,000	800,896
Federal Republic of Germany, 4.25%, 2018	EUR	347,000	538,823
Federal Republic of Germany, 6.25%, 2030	EUR	265,000	493,149
Government of Canada, 4.5%, 2015	CAD	311,000	311,017
Government of Canada, 5.75%, 2033	CAD	92,000	106,293
Government of Japan, 1.5%, 2012	JPY	39,000,000	432,813
Government of Japan, 1.3%, 2014	JPY	86,000,000	953,048
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,367,316
Government of Japan, 2.2%, 2027	JPY	39,000,000	430,954
Government of Japan, 2.4%, 2037	JPY	41,000,000	457,003
Kingdom of Belgium, 5.5%, 2017	EUR	238,000	389,476
Kingdom of Netherlands, 3.75%, 2014	EUR	314,000	473,054
Kingdom of Spain, 5.35%, 2011	EUR	928,000	1,435,068
Republic of Austria, 4.65%, 2018	EUR	156,000	240,640
Republic of France, 4.75%, 2012	EUR	265,000	411,257
Republic of France, 6%, 2025	EUR	222,000	395,908
Republic of France, 4.75%, 2035	EUR	356,000	560,816
Republic of Greece, 3.6%, 2016	EUR	126,000	178,905
Republic of Ireland, 4.6%, 2016	EUR	338,000	500,692
Republic of Italy, 4.75%, 2013	EUR	538,000	827,055
Republic of Italy, 5.25%, 2017	EUR	611,000	978,956
Republic of Portugal, 4.45%, 2018	EUR	112,000	168,847
United Kingdom Treasury, 8%, 2015	GBP	275,000	578,724
United Kingdom Treasury, 8%, 2021	GBP	104,000	239,823
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	239,160

			$14,113,846

Local Authorities – 1.6%
California (Build America Bonds), 7.55%, 2039		$345,000	$369,895
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		310,000	310,530
Province of Ontario, 2.625%, 2012		800,000	821,038

			$1,501,463

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$125,000	$119,375

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
Rental Service Corp., 9.5%, 2014	$35,000	$31,325

		$150,700

Major Banks – 3.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$610,000	$378,200
Bank of America Corp., 7.375%, 2014	280,000	306,991
Bank of New York Mellon Corp., 4.3%, 2014	430,000	452,403
Credit Suisse New York, 5.5%, 2014	260,000	279,436
Goldman Sachs Group, Inc., 6%, 2014	200,000	215,641
Goldman Sachs Group, Inc., 7.5%, 2019	304,000	349,994
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	39,420
Morgan Stanley, 6.75%, 2011	300,000	319,048
Morgan Stanley, 6%, 2014	160,000	169,662
Morgan Stanley, 7.3%, 2019	110,000	122,499
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	500,000	376,308
Wells Fargo & Co., FRN, 0.61%, 2011	250,000	247,858

		$3,257,460

Medical & Health Technology & Services – 2.5%
Biomet, Inc., 10%, 2017	$130,000	$136,500
Biomet, Inc., 11.625%, 2017	105,000	111,038
Cardinal Health, Inc., 5.8%, 2016	279,000	293,431
Community Health Systems, Inc., 8.875%, 2015	270,000	271,013
Cooper Cos., Inc., 7.125%, 2015	100,000	94,125
DaVita, Inc., 6.625%, 2013	59,000	57,230
DaVita, Inc., 7.25%, 2015	291,000	280,815
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	70,525
HCA, Inc., 6.375%, 2015	270,000	236,250
HCA, Inc., 9.25%, 2016	230,000	232,875
HCA, Inc., 8.5%, 2019 (n)	80,000	81,000
Psychiatric Solutions, Inc., 7.75%, 2015	50,000	47,000
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	85,000	77,775
U.S. Oncology, Inc., 10.75%, 2014	85,000	86,063
U.S. Oncology, Inc., FRN, 6.428%, 2012 (p)	106,000	86,277
Universal Hospital Services, Inc., 8.5%, 2015 (p)	125,000	120,625

		$2,282,542

Metals & Mining – 1.3%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$90,725
BHP Billiton Finance Ltd., 6.5%, 2019	140,000	159,607
FMG Finance Ltd., 10.625%, 2016 (n)	190,000	204,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	335,000	349,238
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	95,000	91,802
Peabody Energy Corp., 7.375%, 2016	175,000	175,000
Rio Tinto Finance USA Ltd., 5.875%, 2013	85,000	90,308

		$1,160,930

Miscellaneous Revenue - Entertainment & Tourism – 0.2%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011	$230,000	$161,943

Mortgage Backed – 4.9%
Fannie Mae, 6%, 2029 - 2037	$1,057,317	$1,106,564
Fannie Mae, 6.5%, 2036	1,099,098	1,177,988
Freddie Mac, 5.5%, 2026	926,222	950,546
Ginnie Mae, 9%, 2016	59,313	64,848
Ginnie Mae, 11%, 2018 - 2019	64,283	72,120
Ginnie Mae, 5.612%, 2058	555,659	576,841
Ginnie Mae, 6.36%, 2058	532,711	562,780

		$4,511,687

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Municipals – 0.1%
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		$130,000	$82,746

Natural Gas - Distribution – 0.8%
AmeriGas Partners LP, 7.125%, 2016		$170,000	$162,775
EQT Corp., 8.125%, 2019		370,000	415,662
Inergy LP, 6.875%, 2014		150,000	140,250

			$718,687

Natural Gas - Pipeline – 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015		$40,000	$32,800
Atlas Pipeline Partners LP, 8.75%, 2018		105,000	85,575
CenterPoint Energy, Inc., 7.875%, 2013		500,000	561,841
Colorado Interstate Gas Co., 6.8%, 2015		32,000	35,232
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		150,000	153,281
El Paso Corp., 6.875%, 2014		130,000	126,815
El Paso Corp., 8.25%, 2016		100,000	101,000
El Paso Corp., 7.25%, 2018		110,000	104,195
Energy Transfer Partners LP, 8.5%, 2014		45,000	51,737
Enterprise Products Operating LP, 5.65%, 2013		500,000	531,272
MarkWest Energy Partners LP, 6.875%, 2014 (n)		90,000	81,900
Williams Cos., Inc., 2.596%, 2010 (z)		230,000	229,848
Williams Cos., Inc., 7.75%, 2031		80,000	81,391
Williams Partners LP, 7.25%, 2017		115,000	112,733

			$2,289,620

Network & Telecom – 4.4%
AT&T, Inc., 4.95%, 2013		$300,000	$320,675
British Telecommunications PLC, 5.15%, 2013		255,000	264,220
Cincinnati Bell, Inc., 8.375%, 2014		205,000	198,850
Cincinnati Bell, Inc., 7%, 2015		135,000	126,900
Citizens Communications Co., 7.875%, 2027		110,000	95,150
Deutsche Telekom International Finance B.V., 8.5%, 2010		500,000	525,882
France Telecom, 4.375%, 2014		240,000	250,804
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	127,339
Qwest Communications International, Inc., 7.25%, 2011		$50,000	49,250
Qwest Communications International, Inc. “B”, 7.5%, 2014		100,000	96,500
Qwest Corp., 8.875%, 2012		160,000	164,800
Qwest Corp., 7.5%, 2014		95,000	94,169
Telecom Italia Capital, 4.875%, 2010		500,000	512,649
Telefonica S.A., 5.877%, 2019		330,000	358,977
Telemar Norte Leste S.A., 9.5%, 2019 (n)		206,000	241,793
Verizon Communications, Inc., 8.75%, 2018		440,000	555,551
Windstream Corp., 8.625%, 2016		120,000	120,450

			$4,103,959

Oil Services – 0.8%
Smith International, Inc., 9.75%, 2019		$310,000	$375,815
Weatherford International Ltd., 5.95%, 2012		370,000	397,185

			$773,000

Other Banks & Diversified Financials – 2.9%
American Express Centurion Bank, 5.2%, 2010		$300,000	$309,563
Capital One Financial Corp., 8.8%, 2019		270,000	289,275
Capital One Financial Corp., 10.25%, 2039		310,000	315,214
Citigroup, Inc., 6.375%, 2014		230,000	232,586
Citigroup, Inc., 8.5%, 2019		204,000	222,988
Groupe BPCE S.A., 12.5%, 2049 (z)		243,000	269,730
Svenska Handelsbanken AB, 4.875%, 2014 (n)		350,000	366,408
Swedbank AB, 9% to 2010, FRN to 2049 (n)		300,000	203,625

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$500,000	$345,000
Woori America Bank, 7%, 2015 (n)	107,000	113,089

		$2,667,478

Pharmaceuticals – 2.2%
GlaxoSmithKline Capital, Inc., 4.85%, 2013	$230,000	$246,267
Pfizer, Inc., 6.2%, 2019	500,000	565,296
Roche Holdings, Inc., 6%, 2019 (n)	630,000	697,233
Watson Pharmaceuticals, Inc., 6.125%, 2019	80,000	82,249
Wyeth, 6.95%, 2011	390,000	421,139

		$2,012,184

Pollution Control – 0.4%
Allied Waste North America, Inc., 7.875%, 2013	$125,000	$129,375
Allied Waste North America, Inc., 7.125%, 2016	250,000	260,000

		$389,375

Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 9.75%, 2014	$45,000	$48,600
Teck Resources Ltd., 10.75%, 2019	95,000	108,181
Teck Resources Ltd., 6.125%, 2035	264,000	209,880

		$366,661

Printing & Publishing – 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$8,657	$4,627
American Media Operations, Inc., 14%, 2013 (p)(z)	90,386	46,780
Dex Media West LLC, 9.875%, 2013 (d)	316,000	66,360
Idearc, Inc., 8%, 2016 (d)	73,000	5,566
Nielsen Finance LLC, 10%, 2014	130,000	122,850
Nielsen Finance LLC, 11.5%, 2016	70,000	69,650
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	89,000	62,300
Tribune Co., 5.25%, 2015 (d)	105,000	7,350

		$385,483

Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$220,000	$235,169
Kansas City Southern Railway, 8%, 2015	50,000	49,500
Panama Canal Railway Co., 7%, 2026 (n)	119,804	86,259

		$370,928

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 6.75%, 2014	$67,000	$71,793
Wea Finance B.V., 6.75%, 2019 (z)	250,000	246,245

		$318,038

Restaurants – 0.6%
YUM! Brands, Inc., 8.875%, 2011	$500,000	$549,063

Retailers – 2.1%
Couche-Tard, Inc., 7.5%, 2013	$30,000	$30,000
Dollar General Corp., 11.875%, 2017 (p)	75,000	84,188
Home Depot, Inc., FRN, 0.42%, 2009	390,000	389,854
Macy’s Retail Holdings, Inc., 5.35%, 2012	300,000	285,000
Macy’s Retail Holdings, Inc., 5.75%, 2014	100,000	90,477
Macy’s Retail Holdings, Inc., 8.875%, 2015	330,000	334,189
Neiman Marcus Group, Inc., 10.375%, 2015	100,000	74,500
Rite Aid Corp., 9.75%, 2016 (n)	75,000	79,313
Rite Aid Corp., 7.5%, 2017	70,000	58,450
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	67,438
Staples, Inc., 9.75%, 2014	260,000	305,211

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Toys “R” Us, Inc., 10.75%, 2017 (n)	$145,000	$147,175

		$1,945,795

Specialty Chemicals – 0.3%
Ashland, Inc., 9.125%, 2017 (n)	$140,000	$147,000
INVISTA, 9.25%, 2012 (n)	100,000	98,125

		$245,125

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$110,000	$107,250

Supermarkets – 0.4%
Delhaize Group, 5.875%, 2014	$290,000	$308,881
SUPERVALU, Inc., 8%, 2016	70,000	68,863

		$377,744

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$460,831

Telecommunications - Wireless – 1.7%
Cricket Communications, Inc., 7.75%, 2016 (n)	$75,000	$72,750
Crown Castle International Corp., 9%, 2015	65,000	67,600
Crown Castle International Corp., 7.75%, 2017 (n)	45,000	45,450
MetroPCS Wireless, Inc., 9.25%, 2014	90,000	88,313
Nextel Communications, Inc., 6.875%, 2013	95,000	85,025
Rogers Communications, Inc., 6.8%, 2018	600,000	679,411
Sprint Nextel Corp., 8.375%, 2012	230,000	230,288
Sprint Nextel Corp., 8.375%, 2017	40,000	38,100
Sprint Nextel Corp., 8.75%, 2032	55,000	45,650
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	164,000	176,300

		$1,528,887

Telephone Services – 0.2%
Embarq Corp., 7.995%, 2036	$55,000	$56,602
Frontier Communications Corp., 8.25%, 2014	90,000	89,325

		$145,927

Tobacco – 1.3%
Alliance One International, Inc., 10%, 2016 (n)	$65,000	$64,188
Altria Group, Inc., 9.25%, 2019	410,000	494,838
Lorillard Tobacco Co., 8.125%, 2019	141,000	156,861
Reynolds American, Inc., 7.625%, 2016	130,000	137,154
Reynolds American, Inc., 6.75%, 2017	300,000	305,683

		$1,158,724

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$245,268	$246,494

Transportation - Services – 0.6%
Erac USA Finance Co., 6.375%, 2017 (n)	$340,000	$332,860
Hertz Corp., 8.875%, 2014	165,000	157,988
Quality Distribution, Inc., 9%, 2010	95,000	57,000

		$547,848

U.S. Government Agencies and Equivalents – 1.1%
American Express Co., 3.15%, 2011 (m)	$300,000	$311,775
Freddie Mac, 2.875%, 2010	730,000	749,833

		$1,061,608

U.S. Treasury Obligations – 1.4%
U.S. Treasury Bonds, 8.875%, 2019	$317,000	$454,895
U.S. Treasury Bonds, 7.5%, 2024 (f)	615,000	856,003

		$1,310,898

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.8%
AES Corp., 8%, 2017	$240,000	$229,800
Calpine Corp., 8%, 2016 (n)	105,000	104,475
Consumers Energy Co., 6.7%, 2019	80,000	91,983
Dynegy Holdings, Inc., 7.5%, 2015	115,000	93,150
Dynegy Holdings, Inc., 7.125%, 2018	195,000	129,675
Edison Mission Energy, 7%, 2017	185,000	141,294
EDP Finance B.V., 6%, 2018 (n)	260,000	280,425
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	284,862
Enersis S.A., 7.375%, 2014	80,000	88,188
Exelon Generation Co. LLC, 6.95%, 2011	250,000	268,228
FirstEnergy Corp., 6.45%, 2011	22,000	23,540
FirstEnergy Corp., 6.8%, 2039 (z)	90,000	91,929
Georgia Power Co., 6%, 2013	150,000	167,225
Mirant North America LLC, 7.375%, 2013	110,000	105,600
NiSource Finance Corp., 7.875%, 2010	500,000	525,843
NRG Energy, Inc., 7.375%, 2016	365,000	349,031
NRG Energy, Inc., 7.375%, 2017	70,000	66,675
Oncor Electric Delivery Co., 5.95%, 2013	430,000	464,956
Pacific Gas & Electric Co., 4.2%, 2011	245,000	253,705
PSEG Power LLC, 7.75%, 2011	329,000	354,660
Texas Competitive Electric Holdings LLC, 10.25%, 2015	460,000	304,750

		$4,419,994

Utilities - Gas – 0.7%
Keyspan Corp., 7.625%, 2010	$410,000	$433,009
Sempra Energy, 7.95%, 2010	250,000	256,899

		$689,908

Total Bonds, at Value		$93,049,801

Floating Rate Loans (g)(r) – 1.6%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.59%, 2014	$10,913	$8,135
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.37%, 2014	184,904	137,831

		$145,966

Automotive – 0.3%
Accuride Corp., Term Loan, 3%, 2012	$18,088	$16,664
Allison Transmission, Inc., Term Loan B, 3.03%, 2014	91,071	77,752
Federal-Mogul Corp., Term Loan B, 2.21%, 2014	134,020	101,520
Ford Motor Co., Term Loan B, 3.49%, 2013	65,541	56,791
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	106,053	1,326

		$254,053

Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 3.78%, 2014	$67,694	$48,824
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	49,163	23,967
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	92,207	44,951

		$117,742

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$20,087	$18,330

Business Services – 0.1%
First Data Corp., Term Loan B-1, 3.01%, 2014	$167,756	$139,761

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$89,315	$82,895

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.03%, 2013	$57,416	$42,846

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer				Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014				$117,595	$24,107
MGM Mirage, Term Loan, 2011 (o)				44,576	37,756

					$61,863

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)				$204,946	$80,327

Specialty Chemicals – 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)				$23,028	$23,849
LyondellBasell, DIP Term Loan B-3, 5.8%, 2014				23,006	21,242
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.76%, 2014 (o)				3,866	1,869
LyondellBasell, Dutch Tranche Term Loan, 3.76%, 2014 (o)				8,981	4,341
LyondellBasell, German Tranche Term Loan B-1, 4.01%, 2014 (o)				11,100	5,365
LyondellBasell, German Tranche Term Loan B-2, 4.01%, 2014 (o)				11,100	5,365
LyondellBasell, German Tranche Term Loan B-3, 4.01%, 2014 (o)				11,100	5,365
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.76%, 2014 (o)				14,499	7,008
LyondellBasell, U.S. Tranche Term Loan, 3.76%, 2014 (o)				27,624	13,352
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)				48,165	23,280
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)				48,165	23,280
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)				48,165	23,280

					$157,596

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013				$113,616	$100,231

Utilities - Electric Power – 0.4%
Calpine Corp., Term Loan, 3.47%, 2014				$123,570	$113,394
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.76%, 2014				299,231	226,453

					$339,847

Total Floating Rate Loans, at Value					$1,541,457

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (a)				1,657	$2,220
World Color Press, Inc. (a)				475	3,805

					$6,025

Trucking – 0.0%
Quality Distribution, Inc. (a)(z)				671	$2,550

Total Common Stocks, at Value					$8,575

Preferred Stocks – 0.1%
Financial Institutions – 0.1%
Preferred Blocker, Inc., 7% (z)				118	$54,896

	Strike Price		First Exercise
Warrants – 0.0%
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)		$16.30	8/26/09	269	$266
World Color Press, Inc. (1 share for 1 warrant) (a)		$13.00	8/26/09	269	336

					$602

Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	40	$0

Total Warrants, at Value					$602

Issuer				Shares/Par	Value ($)
Money Market Funds – 7.1%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value				6,626,908	$6,626,908

Total Investments, at Value					$101,282,239

Other Assets, Less Liabilities – (9.2)%					(8,571,908)

Net Assets – 100.0%					$92,710,331

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,081,017, representing 16.27% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	$5,303	$4,627
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	46,738	46,780
CCL Finance Ltd., 9.5%, 2014	8/04/09	224,893	232,780
FirstEnergy Corp., 6.8%, 2039	8/04/09	89,690	91,929
Groupe BPCE S.A., 12.5%, 2049	7/31/09	266,767	269,730
Jazztel PLC (Warrants)	10/09/02	79	0
LBI Media, Inc., 8.5%, 2017	7/18/07	59,010	33,000
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 6/01/09	167,669	41,720
Mediacom LLC, 9.125%, 2019	8/11/09	9,762	9,900
News America, Inc., 6.9%, 2039	8/20/09	105,790	111,557
Penn National Gaming, Inc., 8.75%, 2019	8/10/09	15,000	14,888
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	90,860	54,896
Quality Distribution, Inc.	12/28/06	0	2,550
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	167,700	142,844
Wea Finance B.V., 6.75%, 2019	8/26/09	246,740	246,245
Williams Cos., Inc., 2.596%, 2010	8/06/09	228,563	229,848

Total Restricted Securities			$1,533,294
% of Net Assets			1.7%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/09 - continued

The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,957	$54,896	$2,220	$64,073
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	2,372,506	—	2,372,506
Non-U.S. Sovereign Debt	—	20,924,224	—	20,924,224
Municipal Bonds	—	244,689	—	244,689
Corporate Bonds	—	52,587,491	—	52,587,491
Residential Mortgage-Backed Securities	—	5,061,300	—	5,061,300
Asset-Backed Securities (including CDOs)	—	253,043	—	253,043
Foreign Bonds	—	11,453,267	—	11,453,267
Floating Rate Loans	—	1,541,457	—	1,541,457
Other Fixed Income Securities	—	153,281	—	153,281
Mutual Funds	6,626,908	—	—	6,626,908

Total Investments	$6,633,865	$94,646,154	$2,220	$101,282,239

Other Financial Instruments
Futures	$19,849	$—	$—	$19,849
Swaps	—	(2,329)	—	(2,329)
Forward Currency Contracts	—	(54,479)	—	(54,479)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period, disclosed at the security type level.

Equity Securities
Balance as of 11/30/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,326)
Net purchases (sales)	3,546
Transfers in and/or out of Level 3	—

Balance as of 8/31/09	$2,220

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$101,271,456

Gross unrealized appreciation	$5,020,822
Gross unrealized depreciation	(5,010,039)

Net unrealized appreciation (depreciation)	$10,783

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/09 - continued

(3) Derivative Contracts at 8/31/09

Forward Foreign Currency Exchange Contracts at 8/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	705,415	10/13/2009	$648,554	$644,417	$4,137
BUY	EUR	HSBC Bank	24,314	9/17/2009	34,734	34,858	124
BUY	EUR	UBS AG	142,022	9/17/2009	202,114	203,606	1,492
BUY	JPY	UBS AG	202,384,401	10/15/2009	2,152,384	2,175,651	23,267
SELL	JPY	JPMorgan Chase Bank	278,732,037	10/15/2009	3,018,050	2,996,395	21,655
BUY	SEK	UBS AG	14,605	10/28/2009	2,047	2,052	5

							$50,680

Liability Derivatives
BUY	BRL	Deutsche Bank AG	178,000	9/8/2009	$96,435	$94,343	$(2,092)
BUY	BRL	HSBC Bank	172,000	9/28/2009	91,126	90,837	(289)
SELL	EUR	UBS AG	3,885,776	9/17/2009	5,475,291	5,570,742	(95,451)
SELL	GBP	Barclays Bank PLC	319,414	10/15/2009	517,514	519,949	(2,435)
SELL	GBP	Deutsche Bank AG	319,414	10/15/2009	517,667	519,949	(2,282)
BUY	IDR	Merrill Lynch International	922,790,807	9/4/2009	92,650	91,512	(1,138)
BUY	MXN	HSBC Bank	1,837,000	9/8/2009	138,927	137,455	(1,472)

							$(105,159)

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	14	$1,613,500	Dec-09	$7,170
U.S. Treasury Note 10 yr (Long)	USD	23	2,696,031	Dec-09	13,396
U.S. Treasury Bond 30 yr (Long)	USD	2	239,500	Dec-09	290

					$20,856

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	2	$432,688	Dec-09	$(1,007)

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/09 - continued

Derivative Contracts at 8/31/09 - continued

Swap Agreements at 8/31/09

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
3/20/14	USD	(190,000)		Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	$(881)
9/20/14	USD	460,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(2)	(1,448)

							$(2,329)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 07/15/23.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $1,065.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	19,115,040	(12,488,132)	6,626,908

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,250	$6,626,908

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 8/31/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2009, are as follows:

United States	65.0%
Canada	4.6%
United Kingdom	4.0%
Japan	4.0%
France	3.3%
Italy	3.3%
Germany	3.3%
Spain	2.0%
Netherlands	1.9%
Other Countries	8.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.